FIST2 P-1 10/12

SUPPLEMENT DATED OCTOBER 1, 2012
TO THE PROSPECTUS DATED FEBRUARY 1, 2012
OF
FRANKLIN INVESTOR SECURITIES TRUST

(Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Total Return Fund)

The prospectus is amended as follows:

I. The Franklin Low Duration Total Return Fund will begin offering Class C shares on or about October 1, 2012. Therefore, on or about October 1, 2012, the Franklin Low Duration Total Return Fund will offer three classes of shares, Class A, Class C and Advisor Class.

II. The Fees and Expenses of the Fund, section of the Fund Summary for the Franklin Low Duration Total Return Fund beginning on page 17 is replaced with the following:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under Your Account on page 108 in the Fund's Prospectus and under Buying and Selling Shares on page 70 of the Fund s Statement of Additional Information.

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain non-routine expenses), until February 28, 2013. Effective October 1, 2012, the investment manager and fund administrator will lower this contractual common expense cap from 0.65% to 0.55%. The table reflects the cap after the change on October 1, 2012. The investment manager also has agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

III. The Performance section of the Fund Summary for the Franklin Low Duration Total Return Fund beginning on page 22 is replaced with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Historical performance for Class C and Advisor Class shares prior to their inception is based on the performance of Class A shares. Class C and Advisor Class performance has been adjusted to reflect differences in sales charges and 12b-1 expenses (with respect to Class C only) between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

IV. The Financial Highlights section of the Fund Details for the Franklin U.S. Adjustable Securities Fund beginning on page 42 is replaced with the following:

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

CLASS A

	Six Months Ended April 30, 2012 (unaudited)	2011	2010	2009	2008	2007
						Year Ended October 31,
Per share operating performance (for a share outstanding throughout the year)						
Net asset value, beginning of year	$8.83	$ 8.90	$ 8.96	$ 8.86	$ 8.87	$ 8.88
Income from investment operations:[a]						
Net investment income	0.024	0.103	0.109	0.239	0.344	0.380
Net realized and unrealized gains (losses)	0.077	0.011	0.073	0.120	0.010	0.053
Total from investment operations	0.101	0.114	0.182	0.359	0.354	0.433
Less distributions from net investment income	(0.051)	-0.174	-0.242	-0.259	-0.364	-0.443
Redemption fees[b]	—	—	—	—	—[c]	—[c]
Net asset value, end of year	$8.88	$ 8.84	$ 8.90	$ 8.96	$ 8.86	$ 8.87
Total return[d]	1.14%	1.30%	2.06%	4.10%	4.06%	4.99%
Ratios to average net assets						
Expenses	1.27%	0.86%	0.86%	0.87%[e]	0.90%[e]	0.91%[e]
Net investment income	0.57%	1.16%	1.24%	2.48%	3.64%	4.29%
Supplemental data						
Net assets, end of year (000's)	$821,671	$ 1,470,029	$ 1,536,981	$ 1,375,234	$ 586,696	$ 333,425
Portfolio turnover rate	3.00%	19.65%	43.37%	22.45%	23.83%	27.39%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

ADVISOR CLASS

	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$8.85	$ 8.91	$ 8.97	$ 8.87	$ 8.88
Income from investment operations:[b]					
Net investment income	0.051	0.139	0.181	0.267	0.154
Net realized and unrealized gains (losses)	0.078	-0.002	0.024	0.115	-0.009
Total from investment operations	0.129	0.137	0.205	0.382	0.145
Less distributions from net investment income	(0.079)	-0.197	-0.265	-0.282	-0.155
Redemption fees[c]	—	—	—	—	—[d]
Net asset value, end of year	**$8.90**	**$ 8.85**	**$ 8.91**	**$ 8.97**	**$ 8.87**
Total return[e]	1.47%	1.55%	2.31%	4.36%	1.64%
Ratios to average net assets[f]					
Expenses	0.62%	0.61%	0.61%	0.62%[g]	0.65%[g]
Net investment income	1.22%	1.41%	1.49%	2.73%	3.89%
Supplemental data					
Net assets, end of year (000's)	$387,907	$ 489,675	$ 368,400	$ 87,296	$ 4,124
Portfolio turnover rate	3.00%	19.65%	43.37%	22.45%	23.83%

a.	For the period May 15, 2008 (effective date) to October 31, 2008.
b.	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c.	Effective September 1, 2008, the redemption fee was eliminated.
d.	Amount rounds to less than $0.001 per share.
e.	Total return is not annualized for periods less than one year.
f.	Ratios are annualized for periods less than one year.
g.	Benefit of expense reduction rounds to less than 0.01%.

V. The Financial Highlights section of the Fund Details for the Franklin Floating Rate Daily Access Fund beginning on page 58 is replaced with the following:

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

CLASS B

Year Ended October 31,

	Six Months Ended April 30, 2012 (unaudited)	2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)						
Net asset value, beginning of year	$8.88	$ 9.10	$ 8.72	$ 7.66	$ 9.80	$ 10.06
Income from investment operations:[a]						
Net investment income	0.127	0.325	0.293	0.228	0.400	0.567
Net realized and unrealized gains (losses)	0.242	-0.196	0.386	1.067	-2.133	-0.254
Total from investment operations	0.369	0.129	0.679	1.295	-1.733	0.313
Less distributions from net investment income	(0.169)	-0.349	-0.299	-0.235	-0.407	-0.573
Redemption fees[b]	—	—	—	—	—[c]	—[c]
Net asset value, end of year	**$9.08**	**$ 8.88**	**$ 9.10**	**$ 8.72**	**$ 7.66**	**$ 9.80**
Total return[d]	4.19%	1.41%	7.91%	17.31%	-18.28%	3.17%
Ratios to average net assets						
Expenses[e]	1.66%	1.64%	1.69%	1.71%	1.67%	1.61%
Net investment income	3.79%	3.81%	3.41%	2.91%	4.49%	5.72%
Supplemental data						
Net assets, end of year (000's)	$3,278	$ 5,830	$ 10,376	$ 14,747	$ 17,481	$ 39,548
Portfolio turnover rate	43.86%	126.99%	82.13%	51.46%	31.59%	69.25%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

ADVISOR CLASS

	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)						
Net asset value, beginning of year	$8.89	$ 9.11	$ 8.73	$ 7.66	$ 9.81	$ 10.08
Income from investment operations:[a]						
Net investment income	0.213	0.442	0.393	0.312	0.500	0.671
Net realized and unrealized gains (losses)	0.200	-0.221	0.375	1.071	-2.150	-0.269
Total from investment operations	0.413	0.221	0.768	1.383	-1.650	0.402
Less distributions from net investment income	(0.213)	-0.441	-0.388	-0.313	-0.500	-0.672
Redemption fees[b]	—	—	—	—	—[c]	—[c]
Net asset value, end of year	**$9.09**	**$ 8.89**	**$ 9.11**	**$ 8.73**	**$ 7.66**	**$ 9.81**
Total return	4.70%	2.43%	8.84%	18.74%	-17.54%	4.08%
Ratios to average net assets						
Expenses[d]	0.66%	0.64%	0.70%	0.71%	0.68%	0.64%
Net investment income	4.79%	4.81%	4.40%	3.91%	5.48%	6.69%
Supplemental data						
Net assets, end of year (000's)	$540,446	$ 524,938	$ 273,158	$ 186,816	$ 91,831	$ 85,416
Portfolio turnover rate	43.86%	126.99%	82.13%	51.46%	31.59%	69.25%

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Benefit of expense reduction rounds to less than 0.01%.

VI. The Management section of the Fund Details for the Franklin Low Duration Total Return Fund beginning on page 78 is replaced with the following:

For the fiscal year ended October 31, 2011, Advisers agreed to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain non-routine expenses), until February 28, 2013. Effective October 1, 2012, the investment manager and fund administrator lowered this contractual common expense cap from 0.65% to 0.55%. The management fees before and after such waivers were 0.42% and 0.41%, respectively.

VII.	The Financial Highlights section of the Fund Details for the Franklin Low Duration Total Return Fund beginning on page
78	is replaced with the following:

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

a.	For the period May 15, 2008 (effective date) to October 31, 2008.
b.	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c.	Effective September 1, 2008, the redemption fee was eliminated.
d.	Amount rounds to less than $0.001 per share.
e.	Total return is not annualized for periods less than one year.

f.	Ratios are annualized for periods less than one year.
g.	Benefit of expense reduction rounds to less than 0.01%.
VIII.	The Financial Highlights section of the Fund Details for the Franklin Total Return Fund beginning on page 97 is replaced with the following:

Financial Highlights

The Financial Highlights present the Fund's financial performance for the past five years or since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.

d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e.	Benefit of expense reduction rounds to less than 0.01%.

a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b.	Effective September 1, 2008, the redemption fee was eliminated.
c.	Amount rounds to less than $0.001 per share.
d.	Benefit of expense reduction rounds to less than 0.01%.

Please keep this supplement for future reference.